Expense Example, No Redemption - FidelityInternationalValueFund-AMCIZPRO - FidelityInternationalValueFund-AMCIZPRO - Fidelity International Value Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor International Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	990
5 Years	1,307
10 Years	2,203
Fidelity Advisor International Value Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	674
5 Years	1,173
10 Years	2,351
Fidelity Advisor International Value Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	851
5 Years	1,230
10 Years	2,291
Fidelity Advisor International Value Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	341
5 Years	596
10 Years	1,324
Fidelity Advisor International Value Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	294
5 Years	515
10 Years	$ 1,150